Form N-CSR Cover	12 Months Ended
Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Amended filing for 9/30/2024 Timothy NCSR.
Registrant Name	TIMOTHY PLAN
Entity Central Index Key	0000916490
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024